Not FDIC Insured May Lose Value No Bank Guarantee
TIT-Q1PH

Schedules of Investments
(unaudited)
Templeton Global Bond Fund 2
Templeton Global Total Return Fund 9
Templeton International Bond Fund 17
Templeton Sustainable Emerging Markets Bond Fund 21
Notes to Schedules of Investments 27

Templeton Income Trust
Schedule of Investments (unaudited), March 31, 2022
Templeton Global Bond Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 61.6%
Argentina 3.2%
a
Argentina BONCER ,
Index Linked, 1.4%, 3/25/23 ....... 19,399,644,843 ARS $ 104,473,165
Index Linked, 1.5%, 3/25/24 ....... 15,790,234,888 ARS 83,897,122
Argentina Government Bond ,
16%, 10/17/23 ................. 5,986,154,700 ARS 21,039,012
15.5%, 10/17/26 ................ 18,801,412,000 ARS 40,570,913
249,980,212
Brazil 3.5%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 230,020,000 BRL 46,797,817
10%, 1/01/27 .................. 850,180,000 BRL 169,944,461
10%, 1/01/29 .................. 99,190,000 BRL 19,446,241
10%, 1/01/31 .................. 158,250,000 BRL 30,373,372
266,561,891
Colombia 3.8%
Colombia Government Bond ,
Senior Bond, 4.375%, 3/21/23 ..... 6,831,000,000 COP 1,772,870
Senior Bond, 9.85%, 6/28/27 ...... 10,884,000,000 COP 3,019,115
Colombia Titulos de Tesoreria ,
B, 10%, 7/24/24 ................ 416,163,000,000 COP 113,314,809
B, 6.25%, 11/26/25 .............. 15,492,000,000 COP 3,742,516
B, 7.5%, 8/26/26 ............... 309,760,200,000 COP 76,923,113
B, 5.75%, 11/03/27 .............. 10,656,000,000 COP 2,389,481
B, 6%, 4/28/28 ................. 236,008,100,000 COP 52,886,074
B, 7.75%, 9/18/30 .............. 175,388,800,000 COP 41,566,516
295,614,494
Ghana 3.4%
Ghana Government Bond ,
17.6%, 11/28/22 ................ 3,220,000 GHS 432,569
19.75%, 3/25/24 ................ 306,980,000 GHS 40,730,342
19%, 11/02/26 ................. 890,765,000 GHS 111,658,933
19.75%, 3/15/32 ................ 840,925,000 GHS 103,671,318
Senior Note, 17.6%, 2/20/23 ...... 14,885,000 GHS 1,997,484
Senior Note, 18.3%, 3/02/26 ...... 6,300,000 GHS 784,982
259,275,628
India 4.8%
India Government Bond ,
8.2%, 9/24/25 ................. 320,200,000 INR 4,512,375
7.59%, 1/11/26 ................. 7,001,000,000 INR 97,019,362
7.27%, 4/08/26 ................ 1,448,000,000 INR 19,879,388
8.33%, 7/09/26 ................ 8,401,000,000 INR 119,175,519
7.26%, 1/14/29 ................ 6,911,000,000 INR 93,724,180
Senior Note, 5.22%, 6/15/25 ...... 2,124,000,000 INR 27,610,337
Senior Note , 5.15%, 11/09/25 ..... 622,300,000 INR 8,015,649
369,936,810
Indonesia 9.9%
Indonesia Government Bond ,
FR39, 11.75%, 8/15/23 .......... 641,965,000,000 IDR 49,353,880
FR40, 11%, 9/15/25 ............. 532,795,000,000 IDR 43,960,797
FR44, 10%, 9/15/24 ............. 248,790,000,000 IDR 19,581,690

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Indonesia (continued)
Indonesia Government Bond,
(continued)
FR46, 9.5%, 7/15/23 ............ 3,815,449,000,000 IDR $ 284,486,648
FR59, 7%, 5/15/27 .............. 502,090,000,000 IDR 36,667,700
FR70, 8.375%, 3/15/24 .......... 2,703,357,000,000 IDR 202,293,659
FR81, 6.5%, 6/15/25 ............ 162,429,000,000 IDR 11,787,491
FR86, 5.5%, 4/15/26 ............ 1,712,391,000,000 IDR 119,629,025
767,760,890
Mexico 3.0%
Mexican Bonos Desarr Fixed Rate, M,
Senior Bond, 8%, 12/07/23 ........ 4,627,572,000 MXN 231,227,361
Norway 9.4%
b
Norway Government Bond ,
Senior Bond, 144A, Reg S, 2%,
5/24/23 ...................... 2,535,983,000 NOK 289,354,738
Senior Bond, 144A, Reg S, 3%,
3/14/24 ...................... 2,921,308,000 NOK 337,197,801
Senior Bond, 144A, Reg S, 1.75%,
3/13/25 ...................... 890,910,000 NOK 99,308,225
725,860,764
South Korea 16.6%
Korea Monetary Stabilization Bond ,
Senior Note, 0.87%, 2/02/23 ...... 94,950,000,000 KRW 77,682,418
Senior Note , 0.905%, 4/02/23 ..... 449,400,000,000 KRW 366,766,309
Korea Treasury Bond ,
2.25%, 9/10/23 ................ 13,848,000,000 KRW 11,425,109
0.875%, 12/10/23 ............... 247,523,000,000 KRW 199,046,457
1.875%, 3/10/24 ................ 239,662,000,000 KRW 195,381,427
1.375%, 9/10/24 ................ 385,853,010,000 KRW 308,307,604
3%, 9/10/24 ................... 146,030,000,000 KRW 121,268,737
1,279,878,061
Supranational 1.6%
c
Inter-American Development Bank,
Senior Bond, 7.5%, 12/05/24 ...... 2,473,000,000 MXN 119,827,228
Thailand 2.4%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 1,915,670,000 THB 57,097,720
1%, 6/17/27 ................... 2,318,690,000 THB 67,528,098
Thailand Treasury Bond, Senior Note ,
0.66%, 11/22/23 ................ 1,957,120,000 THB 58,674,516
183,300,334
Total Foreign Government and Agency Securities (Cost $6,542,500,211) ...........
4,749,223,673
U.S. Government and Agency Securities 12.9%
United States 12.9%
U.S. Treasury Notes ,
2.875%, 5/31/25 ................ 37,950,000 38,345,807
2.625%, 12/31/25 ............... 418,885,000 420,447,638
1.625%, 2/15/26 ................ 226,420,000 218,924,259
2.125%, 5/31/26 ................ 103,431,000 101,833,072

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities
(continued)
United States (continued)
U.S. Treasury Notes, (continued)
1.625%, 10/31/26 ............... 226,430,000 $ 218,014,057
997,564,833
Total U.S. Government and Agency Securities (Cost $1,057,744,908) ..............
997,564,833
Total Long Term Investments (Cost $7,600,245,119) .............................
5,746,788,506
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.1%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty CITI, September Strike
Price 21.67 MXN, Expires 9/27/22 .. 1 77,693,000 1,268,583
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
22.69 MXN, Expires 5/24/22 ....... 1 378,138,000 310,523
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 102,286,100 2,313,973
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 102,284,100 2,058,823
5,951,902
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
19.31 MXN, Expires 5/26/22 ....... 1 27,193,000 94,805
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.41 MXN, Expires 8/11/22 .. 1 30,993,000 269,384
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
20.17 MXN, Expires 5/26/22 ....... 1 54,386,000 1,035,519
1,399,708
Total Options Purchased (Cost $29,581,640) ....................................
7,351,610
Short Term Investments 23.6%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 14.6%
Argentina 0.8%
a,d
Letras de la Nacion Argentina con Ajuste
por CER ,
Index Linked, 4/18/22 ............ 9,718,489,642 ARS 51,014,652
Index Linked, 5/23/22 ............ 1,153,827,457 ARS 6,169,827

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Argentina (continued)
a,d
Letras de la Nacion Argentina con Ajuste
por CER, (continued)
Index Linked, 6/30/22 ............ 342,977,957 ARS $ 1,852,719
59,037,198
Brazil 8.7%
d
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 398,720,000 BRL 68,559,730
7/01/24 ...................... 1,240,310,000 BRL 203,234,420
1/01/25 ...................... 2,549,780,000 BRL 396,748,445
668,542,595
Singapore 4.7%
d
Singapore Treasury Bills ,
5/13/22 ...................... 36,540,000 SGD 26,932,688
5/20/22 ...................... 424,290,000 SGD 312,667,022
1/24/23 ...................... 34,850,000 SGD 25,503,901
365,103,611
Thailand 0.4%
d
Thailand Treasury Bills , 6/22/22 ......
1,114,260,000 THB 33,456,133
Total Foreign Government and Agency Securities (Cost $1,117,412,520) ...........
1,126,139,537
Industry Shares
Money Market Funds 9.0%
United States 9.0%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 692,926,956 692,926,956
Total Money Market Funds (Cost $692,926,956) .................................
692,926,956
a a a a a
Total Short Term Investments (Cost $1,810,339,476 ) .............................
1,819,066,493
a a a
Total Investments (Cost $9,440,166,235) 98.2% ..................................
$7,573,206,609
Options Written 0.0%
†
........................................................
(2,386,888)
Other Assets, less Liabilities 1.8% .............................................
148,020,913
Net Assets 100.0% ...........................................................
$7,718,840,634
a a a
a
Number of
Contracts
Notional
Amount
#
a a a a a
Options Written (0.0)
†
%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 22.06 MXN, Expires 8/11/22 .. 1 30,993,000 (257,355)
Foreign Exchange USD/MXN,
Counterparty CITI, September Strike
Price 23.09 MXN, Expires 9/27/22 .. 1 38,848,000 (283,422)

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2022, the Fund had the following forward exchange contracts outstanding. See Note 3.
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
25.65 MXN, Expires 5/24/22 ....... 1 148,555,000 $ (16,066)
(556,843)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
19.84 MXN, Expires 5/26/22 ....... 1 81,579,000 (864,424)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.50 MXN, Expires 8/11/22 .. 1 30,993,000 (965,621)
(1,830,045)
Total Options Written (Premiums received $3,772,925) ...........................
$ (2,386,888)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Redemption price at maturity is adjusted for inflation.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the aggregate value of these securities was $725,860,764, representing 9.4% of net assets.
c
A supranational organization is an entity formed by two or more central governments through international treaties.
d
The security was issued on a discount basis with no stated coupon rate.
e
See Note 7 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Sell 7,855,590 80,334,375 NOK 4/01/22 $ 435,408 $ —
Norwegian Krone ... JPHQ Sell 80,334,375 7,918,973 EUR 4/01/22 — (365,281)
Chilean Peso ...... JPHQ Buy 17,871,325,453 20,656,910 4/05/22 2,053,381 —
Chilean Peso ...... JPHQ Sell 17,871,325,453 22,650,603 4/05/22 — (59,688)
Indian Rupee ...... JPHQ Buy 4,628,008,500 60,959,016 4/07/22 — (35,648)
Indian Rupee ...... CITI Buy 4,496,477,800 59,359,443 4/08/22 — (177,108)
Indian Rupee ...... CITI Sell 4,496,477,800 59,583,619 4/08/22 401,284 —
Indian Rupee ...... JPHQ Buy 2,823,969,900 37,221,166 4/08/22 — (52,267)
Chilean Peso ...... GSCO Buy 9,478,100,567 11,744,858 4/11/22 288,026 —
Chilean Peso ...... JPHQ Buy 29,488,000,000 35,167,561 4/11/22 2,268,811 —
Indian Rupee ...... CITI Buy 4,358,906,500 57,173,485 4/12/22 161,091 —

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Indian Rupee ...... CITI Sell 1,501,000,000 19,879,478 4/12/22 $ 136,178 $ —
Indian Rupee ...... HSBK Buy 2,559,257,100 33,511,288 4/12/22 151,723 —
Mexican Peso ...... CITI Buy 518,530,500 24,973,843 4/13/22 1,053,755 —
Mexican Peso ...... CITI Sell 518,530,500 24,786,353 4/13/22 — (1,241,245)
Euro ............. DBAB Sell 13,567,264 137,513,899 SEK 4/14/22 — (390,682)
Euro ............. DBAB Sell 113,154,252 1,135,435,030 SEK 4/19/22 — (4,484,737)
Singapore Dollar .... MSCO Buy 33,100,000 24,566,742 4/21/22 — (146,793)
Singapore Dollar .... MSCO Sell 33,100,000 24,644,112 4/21/22 224,163 —
Euro ............. HSBK Sell 256,577,245 34,081,027,116 JPY 4/25/22 — (3,970,618)
Japanese Yen ...... HSBK Sell 33,795,200,066 256,577,245 EUR 4/25/22 6,319,583 —
Singapore Dollar .... CITI Buy 26,320,000 19,538,412 4/25/22 — (120,829)
Singapore Dollar .... CITI Sell 26,320,000 19,594,997 4/25/22 177,414 —
Singapore Dollar .... MSCO Buy 26,250,000 19,481,387 4/25/22 — (115,446)
Singapore Dollar .... MSCO Sell 26,250,000 19,544,192 4/25/22 178,251 —
Euro ............. HSBK Buy 78,000,000 88,418,015 4/27/22 — (2,060,215)
Euro ............. HSBK Sell 227,266,000 265,878,493 4/27/22 14,260,648 —
Chilean Peso ...... GSCO Buy 23,075,149,700 28,394,408 5/03/22 797,178 —
Euro ............. HSBK Sell 138,917,781 206,348,472 CAD 5/03/22 11,203,418 —
South Korean Won .. BNDP Buy 115,172,700,000 96,047,685 5/03/22 — (1,303,627)
Chilean Peso ...... GSCO Buy 18,226,556,423 22,979,092 5/11/22 45,222 —
Chilean Peso ...... GSCO Buy 11,267,220,000 13,964,454 5/16/22 255,476 —
Australian Dollar .... HSBK Sell 68,959,000 49,221,348 5/17/22 — (2,416,736)
Australian Dollar .... MSCO Sell 133,184,000 95,014,531 5/17/22 — (4,716,710)
Euro ............. DBAB Sell 65,790,310 675,857,278 SEK 5/18/22 — (965,537)
Euro ............. HSBK Sell 225,999,999 257,714,579 5/18/22 7,286,927 —
Mexican Peso ...... CITI Buy 518,530,500 24,792,278 5/31/22 1,002,754 —
Mexican Peso ...... CITI Sell 530,654,150 24,000,409 5/31/22 — (2,397,730)
Australian Dollar .... CITI Sell 208,047,000 155,537,478 6/07/22 363,650 (686,868)
Japanese Yen ...... CITI Buy 17,560,181,400 155,537,091 6/07/22 — (11,050,461)
Japanese Yen ...... CITI Sell 17,560,181,400 154,043,435 6/07/22 9,556,805 —
Chinese Yuan ...... BOFA Buy 1,188,701,030 184,023,121 6/08/22 2,288,595 —
Chinese Yuan ...... BOFA Buy 657,155,720 103,323,122 6/09/22 — (328,245)
Chinese Yuan ...... CITI Buy 841,154,240 130,223,746 6/09/22 1,608,900 —
Chinese Yuan ...... JPHQ Buy 588,157,946 91,095,181 6/10/22 1,081,507 —
Mexican Peso ...... MSCO Sell 1,191,004,000 56,769,981 6/13/22 — (2,340,454)
Chilean Peso ...... GSCO Buy 71,940,120,140 87,606,987 6/15/22 2,675,490 —
Chinese Yuan ...... HSBK Buy 933,091,780 146,620,330 6/15/22 — (419,283)
Euro ............. DBAB Sell 25,714,286 260,010,000 SEK 6/15/22 — (831,674)
Chilean Peso ...... JPHQ Buy 33,537,277,800 40,621,703 6/17/22 1,450,309 —
New Zealand Dollar . BOFA Buy 56,380,000 37,797,152 6/17/22 1,223,404 —
South Korean Won .. MSCO Buy 140,900,000,000 115,605,514 6/28/22 315,734 —
Chilean Peso ...... JPHQ Buy 17,871,325,453 22,300,132 6/29/22 67,441 —
Euro ............. DBAB Sell 91,640,825 946,200,680 SEK 7/06/22 — (914,302)
Chinese Yuan ...... CITI Buy 856,161,690 132,845,347 7/12/22 1,144,960 —
Chinese Yuan ...... HSBK Buy 927,022,870 144,200,674 7/18/22 847,259 —
Euro ............. DBAB Sell 16,012,892 157,994,402 NOK 7/19/22 144,225 —
Euro ............. DBAB Sell 112,944,895 1,135,435,030 SEK 7/19/22 — (4,439,744)
Euro ............. JPHQ Sell 167,269,438 1,649,025,750 NOK 7/19/22 1,350,786 —
Japanese Yen ...... CITI Buy 22,495,124,025 198,709,211 7/20/22 — (13,268,700)
Japanese Yen ...... CITI Sell 22,495,124,025 198,007,653 7/20/22 12,567,141 —
South Korean Won .. JPHQ Buy 37,708,300,000 31,584,136 7/21/22 — (549,753)
Euro ............. CITI Sell 114,670,000 134,306,091 7/26/22 6,790,704 —
Indian Rupee ...... JPHQ Buy 4,614,943,200 60,603,325 7/27/22 — (666,778)
South Korean Won .. DBAB Buy 73,188,000,000 59,357,664 7/28/22 883,891 —
Euro ............. HSBK Sell 354,541,815 511,912,995 CAD 8/03/22 14,901,677 —
South Korean Won .. CITI Buy 73,606,900,000 61,359,536 8/03/22 — (767,220)
Australian Dollar .... CITI Sell 7,000,000 5,010,040 8/08/22 — (240,870)

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 35 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Chilean Peso ...... GSCO Buy 19,040,583,935 22,686,267 8/08/22 $ 971,677 $ —
Australian Dollar .... JPHQ Sell 62,696,000 44,883,985 8/11/22 — (2,148,986)
Mexican Peso ...... MSCO Sell 962,975,000 45,959,909 8/31/22 — (1,125,112)
Euro ............. DBAB Sell 124,592,990 1,315,540,000 SEK 9/19/22 1,645,917 —
Euro ............. JPHQ Sell 2,104,965 20,934,300 NOK 9/19/22 30,164 —
Australian Dollar .... CITI Sell 87,210,200 63,854,611 9/21/22 — (1,621,933)
New Zealand Dollar . CITI Buy 66,290,000 45,109,815 9/21/22 671,452 —
New Zealand Dollar . JPHQ Buy 181,180,000 123,541,207 9/21/22 1,585,508 —
Euro ............. CITI Sell 247,200,000 276,406,680 9/22/22 567,358 —
Euro ............. HSBK Sell 256,580,000 286,864,137 9/22/22 558,097 —
Chilean Peso ...... JPHQ Buy 17,871,274,547 21,562,831 10/26/22 333,412 —
Mexican Peso ...... MSCO Sell 852,385,000 39,019,684 12/27/22 — (1,683,983)
Chilean Peso ...... GSCO Buy 12,107,880,000 14,335,638 3/07/23 185,415 —
Mexican Peso ...... CITI Sell 522,579,750 22,751,029 10/23/23 — (931,622)
Total Forward Exchange Contracts ................................................... $114,512,169 $(69,036,885)
Net unrealized appreciation (depreciation) ............................................ $45,475,284
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments (unaudited), March 31, 2022
Templeton Global Total Return Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Multiline Retail 434,200,485 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Multiline Retail 50,014,925 —
—
Total Common Stocks (Cost $1,645,359) .......................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 37,071,626 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 13,970,079 EUR —
a,d,e
K2016470260 South Africa Ltd., Senior
Secured Note, 144A, PIK, 25%,
12/31/22 ..................... Multiline Retail 17,054,640 —
—
Total Corporate Bonds (Cost $46,940,536) ......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 63.5%
Argentina 4.7%
f
Argentina BONCER ,
Index Linked, 1.4%, 3/25/23 ....... 1,634,750,583 ARS 8,803,644
Index Linked, 1.5%, 3/25/24 ....... 4,531,563,972 ARS 24,077,234
Argentina Government Bond ,
16%, 10/17/23 ................. 483,949,200 ARS 1,700,894
15.5%, 10/17/26 ................ 2,527,300,600 ARS 5,453,574
40,035,346
Brazil 4.8%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 43,020,000 BRL 8,752,465
10%, 1/01/27 .................. 113,150,000 BRL 22,617,817
10%, 1/01/29 .................. 18,580,000 BRL 3,642,617
10%, 1/01/31 .................. 29,620,000 BRL 5,685,051
40,697,950
Colombia 5.2%
Colombia Titulos de Tesoreria ,
B, 10%, 7/24/24 ................ 32,209,000,000 COP 8,770,017
B, 7.5%, 8/26/26 ............... 131,221,000,000 COP 32,586,265
B, 7%, 6/30/32 ................. 11,774,000,000 COP 2,580,899
43,937,181
Dominican Republic 1.2%
e
Dominican Republic Government Bond ,
Senior Bond, 144A, 5.3%, 1/21/41 .. 5,610,000 4,887,769
Senior Bond, 144A, 5.875%, 1/30/60 6,100,000 5,246,000
10,133,769

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ecuador 4.8%
e
Ecuador Government Bond ,
Senior Bond, 144A, 0.5%, 7/31/35 .. 38,266,000 $ 25,064,612
Senior Note, 144A, 0.5%, 7/31/30 .. 19,217,000 15,979,128
41,043,740
Egypt 1.9%
e
Egypt Government Bond ,
Senior Bond, 144A, 7.625%, 5/29/32 1,130,000 1,026,629
Senior Bond, 144A, 7.3%, 9/30/33 .. 5,340,000 4,677,546
Senior Bond, 144A, 8.5%, 1/31/47 .. 2,770,000 2,369,569
Senior Bond, 144A, 7.903%, 2/21/48 1,080,000 880,303
Senior Bond, 144A, 8.7%, 3/01/49 .. 820,000 703,371
Senior Bond, 144A, 8.875%, 5/29/50 3,120,000 2,709,470
Senior Bond, 144A, 8.75%, 9/30/51 . 1,750,000 1,512,688
Senior Bond, 144A, 7.5%, 2/16/61 .. 2,370,000 1,889,411
15,768,987
Ghana 4.2%
Ghana Government Bond ,
17.6%, 11/28/22 ................ 1,250,000 GHS 167,923
20.75%, 1/16/23 ................ 3,200,000 GHS 439,087
16.5%, 2/06/23 ................ 5,210,000 GHS 693,539
18.85%, 9/28/23 ................ 8,700,000 GHS 1,164,831
19.25%, 12/18/23 ............... 2,890,000 GHS 385,137
19%, 11/02/26 ................. 134,400,000 GHS 16,847,272
19.75%, 3/15/32 ................ 117,734,000 GHS 14,514,539
Senior Note, 17.6%, 2/20/23 ...... 480,000 GHS 64,413
Senior Note, 18.3%, 3/02/26 ...... 990,000 GHS 123,354
Senior Note, 18.5%, 1/02/23 ...... 1,920,000 GHS 259,369
Senior Note, 17.25%, 7/31/23 ...... 7,010,000 GHS 926,008
35,585,472
India 4.5%
India Government Bond ,
7.59%, 1/11/26 ................. 124,600,000 INR 1,726,698
7.27%, 4/08/26 ................ 2,423,700,000 INR 33,274,635
Senior Note, 5.22%, 6/15/25 ...... 285,000,000 INR 3,704,777
38,706,110
Indonesia 12.4%
Indonesia Government Bond ,
FR39, 11.75%, 8/15/23 .......... 20,613,000,000 IDR 1,584,715
FR44, 10%, 9/15/24 ............. 15,790,000,000 IDR 1,242,795
FR46, 9.5%, 7/15/23 ............ 506,751,000,000 IDR 37,784,254
FR59, 7%, 5/15/27 .............. 150,718,000,000 IDR 11,006,956
FR70, 8.375%, 3/15/24 .......... 418,021,000,000 IDR 31,280,736
FR81, 6.5%, 6/15/25 ............ 14,790,000,000 IDR 1,073,312
FR86, 5.5%, 4/15/26 ............ 315,285,000,000 IDR 22,026,066
105,998,834
Mexico 3.7%
Mexican Bonos Desarr Fixed Rate, M,
Senior Bond, 8%, 12/07/23 ........ 637,985,000 MXN 31,878,399

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mongolia 0.1%
e
Mongolia Government Bond ,
144A, 4.45%, 7/07/31 ............ 400,000 $ 361,594
Senior Note, 144A, 5.125%, 4/07/26 . 200,000 197,851
Senior Note, 144A, 3.5%, 7/07/27 .. 400,000 363,916
923,361
Norway 7.3%
e
Norway Government Bond ,
Senior Bond, 144A, Reg S, 2%,
5/24/23 ...................... 315,611,000 NOK 36,011,100
Senior Bond, 144A, Reg S, 3%,
3/14/24 ...................... 224,500,000 NOK 25,913,360
61,924,460
South Korea 4.5%
Korea Treasury Bond ,
1.375%, 9/10/24 ................ 26,551,900,000 KRW 21,215,729
3%, 9/10/24 ................... 20,810,000,000 KRW 17,281,397
38,497,126
Sri Lanka 0.5%
e
Sri Lanka Government Bond ,
Senior Bond, 144A, 6.85%, 11/03/25 2,100,000 1,042,377
Senior Bond, 144A, 6.2%, 5/11/27 .. 5,300,000 2,517,500
Senior Bond, 144A, 6.75%, 4/18/28 . 460,000 219,236
Senior Bond, 144A, 7.85%, 3/14/29 . 659,000 319,615
Senior Note, 144A, 5.75%, 4/18/23 .. 200,000 100,088
Senior Note, 144A, 6.35%, 6/28/24 .. 620,000 310,000
4,508,816
Thailand 3.7%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 332,280,000 THB 9,903,809
1%, 6/17/27 ................... 402,200,000 THB 11,713,425
Thailand Treasury Bond, Senior Note,
0.66%, 11/22/23 ................ 339,470,000 THB 10,177,321
31,794,555
Total Foreign Government and Agency Securities (Cost $739,192,717) ............
541,434,106
U.S. Government and Agency Securities 4.5%
United States 4.5%
U.S. Treasury Notes ,
2.625%, 12/31/25 ............... 16,863,000 16,925,907
1.625%, 2/15/26 ................ 9,110,000 8,808,409
2.125%, 5/31/26 ................ 4,164,000 4,099,670
1.625%, 10/31/26 ............... 9,120,000 8,781,028
38,615,014
Total U.S. Government and Agency Securities (Cost $40,982,713) .................
38,615,014

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a a a a a a
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 2,168,033 $ —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $828,761,325) ...............................
580,049,120
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.1%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty CITI, September Strike
Price 21.67 MXN, Expires 9/27/22 .. 1 14,997,000 244,873
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 12,817,000 289,953
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 12,818,000 258,007
792,833
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
19.31 MXN, Expires 5/26/22 ....... 1 5,249,000 18,300
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.41 MXN, Expires 8/11/22 .. 1 5,983,000 52,003
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
20.17 MXN, Expires 5/26/22 ....... 1 10,498,000 199,884
270,187
Total Options Purchased (Cost $2,765,922) .....................................
1,063,020
Short Term Investments 29.6%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 14.8%
Brazil 9.6%
g
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 74,600,000 BRL 12,827,437
7/01/24 ...................... 116,410,000 BRL 19,074,682
1/01/25 ...................... 320,650,000 BRL 49,893,477
81,795,596
Singapore 4.5%
g
Singapore Treasury Bills ,
5/13/22 ...................... 4,560,000 SGD 3,361,058
10/18/22 ..................... 45,100,000 SGD 33,085,804

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Singapore (continued)
g
Singapore Treasury Bills, (continued)
1/24/23 ...................... 2,950,000 SGD $ 2,158,866
38,605,728
Thailand 0.7%
g
Thailand Treasury Bills , 6/22/22 ......
193,280,000 THB 5,803,315
Total Foreign Government and Agency Securities (Cost $123,728,583) ............
126,204,639
Industry Shares
Money Market Funds 14.8%
United States 14.8%
h,i
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 125,872,585 125,872,585
Total Money Market Funds (Cost $125,872,585) .................................
125,872,585
a a a a a
Total Short Term Investments (Cost $249,601,168 ) ...............................
252,077,224
a a a
Total Investments (Cost $1,081,128,415) 97.7% ..................................
$833,189,364
Options Written (0.1)% .......................................................
(457,655)
Other Assets, less Liabilities 2.4% .............................................
20,506,747
Net Assets 100.0% ...........................................................
$853,238,456
a a a
a
Number of
Contracts
Notional
Amount
#
a a a a a
Options Written (0.1)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 22.06 MXN, Expires 8/11/22 .. 1 5,983,000 (49,681)
Foreign Exchange USD/MXN,
Counterparty CITI, September Strike
Price 23.09 MXN, Expires 9/27/22 .. 1 7,499,000 (54,710)
(104,391)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
19.84 MXN, Expires 5/26/22 ....... 1 15,747,000 (166,857)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.50 MXN, Expires 8/11/22 .. 1 5,983,000 (186,407)
(353,264)
Total Options Written (Premiums received $561,506) ............................
$ (457,655)

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2022, the Fund had the following forward exchange contracts outstanding. See Note 3 .
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
b
Non-income producing.
c
See Note 6 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the aggregate value of these securities was $134,303,133, representing 15.7% of net assets.
f
Redemption price at maturity is adjusted for inflation.
g
The security was issued on a discount basis with no stated coupon rate.
h
See Note 7 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Sell 44,601,685 456,136,972 NOK 4/01/22 $ 2,474,666 $ —
Norwegian Krone ... JPHQ Sell 456,136,972 45,903,017 EUR 4/01/22 — (1,034,873)
Russian Ruble ..... JPHQ Buy 226,099,300 2,018,203 4/01/22 764,557 —
Russian Ruble ..... JPHQ Sell 226,099,300 2,036,931 4/01/22 — (745,830)
Chilean Peso ...... JPHQ Buy 4,526,506,447 5,232,048 4/05/22 520,087 —
Chilean Peso ...... JPHQ Sell 4,526,506,447 5,737,017 4/05/22 — (15,118)
Indian Rupee ...... CITI Buy 828,586,800 10,938,440 4/08/22 — (32,637)
Chilean Peso ...... GSCO Buy 2,210,334,820 2,738,953 4/11/22 67,169 —
Chilean Peso ...... JPHQ Buy 7,468,900,000 8,907,454 4/11/22 574,658 —
Indian Rupee ...... CITI Buy 270,784,000 3,551,731 4/12/22 10,007 —
Indian Rupee ...... HSBK Buy 999,725,100 13,090,547 4/12/22 59,268 —
Euro ............. DBAB Sell 2,627,113 26,627,663 SEK 4/14/22 — (75,650)
Indian Rupee ...... HSBK Buy 993,891,816 12,899,812 4/18/22 160,601 —
Euro ............. DBAB Sell 3,024,670 30,350,750 SEK 4/19/22 — (119,879)
Euro ............. HSBK Sell 28,476,693 3,782,544,856 JPY 4/25/22 — (440,686)
Japanese Yen ...... HSBK Sell 3,746,648,159 28,476,693 EUR 4/25/22 735,690 —
Singapore Dollar .... CITI Buy 3,280,000 2,434,878 4/25/22 — (15,058)
Singapore Dollar .... MSCO Buy 3,270,000 2,426,824 4/25/22 — (14,381)
Chilean Peso ...... GSCO Buy 5,720,603,200 7,037,122 5/03/22 199,818 —
Euro ............. HSBK Sell 27,435,143 40,752,161 CAD 5/03/22 2,212,585 —
South Korean Won .. BNDP Buy 26,013,700,000 21,693,992 5/03/22 — (294,446)
Indian Rupee ...... CITI Buy 619,835,000 8,196,707 5/10/22 — (78,672)
Chilean Peso ...... GSCO Buy 4,545,115,082 5,730,244 5/11/22 11,277 —
Chinese Yuan ...... JPHQ Buy 145,169,010 22,680,177 5/11/22 108,373 —
Chilean Peso ...... GSCO Buy 2,490,030,000 3,086,113 5/16/22 56,460 —
Australian Dollar .... MSCO Sell 27,013,000 19,271,290 5/17/22 — (956,665)
Indian Rupee ...... HSBK Buy 257,214,374 3,344,486 5/17/22 21,398 —
Euro ............. DBAB Sell 37,328,237 382,130,248 SEK 5/18/22 — (690,348)
Euro ............. HSBK Sell 12,360,000 13,948,804 5/18/22 252,849 —
Euro ............. JPHQ Sell 2,301,834 24,300,000 SEK 5/18/22 35,774 —
Russian Ruble ..... MSCO Buy 1,977,888,300 25,333,183 5/23/22 — (2,675,698)
Russian Ruble ..... MSCO Sell 1,977,888,301 14,209,923 5/23/22 — (8,447,563)
Russian Ruble ..... JPHQ Buy 228,918,751 2,531,867 5/25/22 85,242 —
Russian Ruble ..... JPHQ Sell 228,918,751 1,658,831 5/25/22 — (958,278)
Mexican Peso ...... CITI Sell 2,374,000 112,825 5/31/22 — (5,273)
South Korean Won .. CITI Buy 21,735,900,000 18,154,097 6/03/22 — (276,680)
Australian Dollar .... CITI Sell 29,836,000 22,300,897 6/07/22 50,322 (101,392)

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... CITI Buy 2,517,664,000 22,301,046 6/07/22 $ — $ (1,585,497)
Japanese Yen ...... CITI Sell 2,517,664,000 22,085,741 6/07/22 1,370,192 —
South Korean Won .. CITI Buy 18,190,000,000 15,104,837 6/07/22 — (143,180)
Chinese Yuan ...... BOFA Buy 134,698,690 20,852,740 6/08/22 259,334 —
Chinese Yuan ...... BOFA Buy 88,647,670 13,937,875 6/09/22 — (44,279)
Chinese Yuan ...... JPHQ Buy 66,647,640 10,322,531 6/10/22 122,552 —
Russian Ruble ..... DBAB Buy 576,087,600 7,339,116 6/10/22 — (625,553)
Russian Ruble ..... DBAB Sell 576,087,600 4,100,219 6/10/22 — (2,613,343)
Mexican Peso ...... MSCO Sell 70,825,000 3,380,848 6/13/22 — (134,252)
Chilean Peso ...... GSCO Buy 17,483,970,258 21,291,568 6/15/22 650,237 —
Chinese Yuan ...... HSBK Buy 184,710,190 29,024,228 6/15/22 — (82,999)
Euro ............. DBAB Sell 6,440,736 65,125,500 SEK 6/15/22 — (208,312)
Indian Rupee ...... CITI Buy 821,108,979 10,634,749 6/15/22 75,901 —
South Korean Won .. JPHQ Buy 7,726,500,000 6,265,051 6/15/22 90,744 —
Chilean Peso ...... JPHQ Buy 4,426,090,000 5,361,059 6/17/22 191,405 —
New Zealand Dollar . BOFA Buy 7,120,000 4,773,248 6/17/22 154,499 —
Euro ............. CITI Sell 22,221,186 228,796,000 NOK 6/21/22 1,318,907 —
Indian Rupee ...... SCNY Buy 556,800,000 7,205,062 6/21/22 53,836 —
Chilean Peso ...... JPHQ Buy 4,526,506,447 5,648,249 6/29/22 17,082 —
Chinese Yuan ...... CITI Buy 68,911,510 10,692,575 7/12/22 92,157 —
Chinese Yuan ...... HSBK Buy 23,508,820 3,656,854 7/18/22 21,486 —
Euro ............. DBAB Sell 3,019,074 30,350,750 SEK 7/19/22 — (118,677)
Japanese Yen ...... CITI Buy 4,406,667,000 38,926,006 7/20/22 — (2,599,263)
Japanese Yen ...... CITI Sell 4,406,667,000 38,830,538 7/20/22 2,503,796 —
Euro ............. CITI Sell 5,620,000 6,583,673 7/21/22 335,975 —
South Korean Won .. JPHQ Buy 22,407,000,000 18,767,904 7/21/22 — (326,674)
Euro ............. CITI Sell 14,070,000 16,479,347 7/26/22 833,219 —
Indian Rupee ...... JPHQ Buy 297,586,900 3,907,904 7/27/22 — (42,996)
South Korean Won .. DBAB Buy 73,000,000,000 59,205,191 7/28/22 881,620 —
Euro ............. HSBK Sell 66,408,364 95,944,582 CAD 8/03/22 2,838,701 —
South Korean Won .. CITI Buy 13,227,400,000 11,026,509 8/03/22 — (137,872)
Chilean Peso ...... GSCO Buy 4,748,107,280 5,657,223 8/08/22 242,305 —
Chinese Yuan ...... JPHQ Buy 69,110,470 10,808,340 8/22/22 — (8,890)
Russian Ruble ..... JPHQ Buy 409,323,200 5,123,247 8/24/22 — (191,279)
Russian Ruble ..... JPHQ Sell 409,323,200 3,149,453 8/24/22 — (1,782,515)
Mexican Peso ...... MSCO Sell 185,841,000 8,869,634 8/31/22 — (217,131)
Russian Ruble ..... DBAB Buy 1,193,258,200 14,858,152 9/15/22 — (818,898)
Russian Ruble ..... DBAB Sell 1,193,258,200 9,066,570 9/15/22 — (4,972,684)
Euro ............. DBAB Sell 15,279,343 161,330,000 SEK 9/19/22 201,846 —
Euro ............. JPHQ Sell 20,709,106 205,956,200 NOK 9/19/22 296,757 —
Australian Dollar .... CITI Sell 9,570,100 7,007,151 9/21/22 — (177,984)
New Zealand Dollar . CITI Buy 8,370,000 5,695,718 9/21/22 84,780 —
New Zealand Dollar . JPHQ Buy 18,800,000 12,819,156 9/21/22 164,519 —
Euro ............. HSBK Sell 21,550,000 24,093,546 9/22/22 46,874 —
Chilean Peso ...... JPHQ Buy 4,526,493,553 5,461,503 10/26/22 84,448 —
Mexican Peso ...... MSCO Sell 110,190,000 5,044,175 12/27/22 — (217,693)
Chilean Peso ...... GSCO Buy 2,675,860,000 3,168,198 3/07/23 40,977 —
Total Forward Exchange Contracts ................................................... $21,374,950 $(34,029,098)
Net unrealized appreciation (depreciation) ............................................ $(12,654,148)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2022, the Fund had the following interest rate swap contracts outstanding. See Note
3
.
See Abbreviations on page 35 .
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 1.762% ... Annual 3/15/27 13,000,000 $ 283,803 $ — $ 283,803
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 1.811% ... Annual 3/15/32 6,700,000 177,169 — 177,169
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.176% ... Annual 3/28/32 3,330,000 (9,528) — (9,528)
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.257% ... Annual 3/30/32 3,330,000 (43,436) — (43,436)
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.253% ... Annual 3/31/32 3,320,000 (32,155) — (32,155)
Total Interest Rate Swap Contracts ............................... $375,853 $ — $375,853

Templeton Income Trust
Schedule of Investments (unaudited), March 31, 2022
Templeton International Bond Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 65.5%
Argentina 3.3%
a
Argentina BONCER ,
Index Linked, 1.4%, 3/25/23 ....... 151,117,011 ARS $ 813,813
Index Linked, 1.5%, 3/25/24 ....... 155,892,503 ARS 828,292
1,642,105
Australia 4.4%
b
Australia Government Bond, Reg S,
5.75%, 7/15/22 ................ 2,905,000 AUD 2,207,859
Brazil 10.9%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 21,060,000 BRL 4,209,732
10%, 1/01/29 .................. 2,370,000 BRL 464,640
10%, 1/01/31 .................. 3,780,000 BRL 725,506
5,399,878
Colombia 4.8%
Colombia Titulos de Tesoreria , B, 7.5%,
8/26/26 ...................... 9,664,000,000 COP 2,399,873
Ghana 4.1%
Ghana Government Bond ,
18.25%, 7/25/22 ................ 50,000 GHS 6,718
17.6%, 11/28/22 ................ 130,000 GHS 17,464
20.75%, 1/16/23 ................ 50,000 GHS 6,861
19%, 9/18/23 .................. 50,000 GHS 6,712
19.25%, 11/27/23 ............... 280,000 GHS 37,411
21.7%, 3/17/25 ................ 5,880,000 GHS 801,240
19.25%, 6/23/25 ................ 3,560,000 GHS 459,612
Senior Note, 18.3%, 3/02/26 ...... 5,530,000 GHS 689,040
Senior Note , 18.5%, 1/02/23 ...... 50,000 GHS 6,754
2,031,812
India 3.9%
India Government Bond ,
8.2%, 9/24/25 ................. 104,400,000 INR 1,471,243
7.27%, 4/08/26 ................ 33,000,000 INR 453,052
1,924,295
Indonesia 9.4%
Indonesia Government Bond ,
FR81, 6.5%, 6/15/25 ............ 30,429,000,000 IDR 2,208,236
FR86, 5.5%, 4/15/26 ............ 34,800,000,000 IDR 2,431,156
4,639,392
Singapore 1.7%
Singapore Government Bond, 2.375%,
6/01/25 ...................... 1,157,000 SGD 861,764
South Korea 20.6%
Korea Treasury Bond, 1.875%, 6/10/26 12,881,220,000 KRW 10,196,506
Thailand 2.4%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 12,220,000 THB 364,225
1%, 6/17/27 ................... 14,770,000 THB 430,152

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Thailand (continued)
Thailand Government Bond, (continued)
Thai land Treasury Bond, Senior Note ,
0.66%, 11/22/23 ................ 12,470,000 THB $ 373,851
1,168,228
Total Foreign Government and Agency Securities (Cost $34,629,969) ..............
32,471,712
Short Term Investments 32.3%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 0.4%
Thailand 0.4%
c
Thailand Treasury Bills , 6/22/22 ......
7,100,000 THB 213,181
Total Foreign Government and Agency Securities (Cost $210,892) ................
213,181
Industry Shares
Money Market Funds 31.9%
United States 31.9%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 15,791,527 15,791,527
Total Money Market Funds (Cost $15,791,527) ..................................
15,791,527
a a a a a
Total Short Term Investments (Cost $16,002,419 ) ................................
16,004,708
a a a
Total Investments (Cost $50,632,388) 97.8% ....................................
$48,476,420
Other Assets, less Liabilities 2.2% .............................................
1,101,772
Net Assets 100.0% ...........................................................
$49,578,192
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Redemption price at maturity is adjusted for inflation.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the value of this security was
$2,207,859, representing 4.5% of net assets.
c
The security was issued on a discount basis with no stated coupon rate.
d
See Note 7 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2022, the Fund had the following forward exchange contracts outstanding. See Note 3 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Sell 4,307,285 560,782,663 JPY 4/01/22 $ — $ (158,616)
Euro ............. JPHQ Sell 14,564,889 148,950,000 NOK 4/01/22 807,697 —
Japanese Yen ...... JPHQ Sell 555,516,102 4,307,285 EUR 4/01/22 201,882 —
Norwegian Krone ... JPHQ Sell 148,950,000 14,784,326 EUR 4/01/22 — (564,913)
Indian Rupee ...... JPHQ Buy 45,246,500 595,976 4/07/22 — (349)
Indian Rupee ...... JPHQ Sell 45,246,500 597,977 4/07/22 2,349 —
Indian Rupee ...... CITI Buy 43,960,600 580,338 4/08/22 — (1,732)
Indian Rupee ...... CITI Sell 20,000,000 264,201 4/08/22 962 —
Indian Rupee ...... JPHQ Buy 58,526,500 771,405 4/08/22 — (1,083)
Indian Rupee ...... CITI Buy 52,990,400 695,047 4/12/22 1,958 —
Indian Rupee ...... HSBK Buy 53,040,300 694,517 4/12/22 3,144 —
Mexican Peso ...... CITI Buy 59,865,000 2,803,824 4/13/22 201,095 —
Mexican Peso ...... CITI Sell 59,865,000 2,861,616 4/13/22 — (143,303)
Euro ............. DBAB Sell 1,927,639 19,538,000 SEK 4/14/22 — (55,508)
Swedish Krona ..... DBAB Sell 19,538,000 1,931,882 EUR 4/14/22 60,204 —
Euro ............. DBAB Sell 1,460,326 14,653,500 SEK 4/19/22 — (57,878)
Swedish Krona ..... DBAB Sell 9,600,000 949,336 EUR 4/19/22 29,758 —
South Korean Won .. CITI Buy 1,488,300,000 1,248,783 4/21/22 — (24,088)
South Korean Won .. CITI Sell 1,378,300,000 1,149,058 4/21/22 14,880 —
Euro ............. HSBK Sell 3,273,700 434,843,996 JPY 4/25/22 — (50,662)
Japanese Yen ...... HSBK Sell 422,299,405 3,273,700 EUR 4/25/22 153,755 —
Euro ............. HSBK Buy 1,250,000 1,420,147 4/27/22 — (36,208)
Euro ............. HSBK Sell 1,250,000 1,462,375 4/27/22 78,436 —
Canadian Dollar .... HSBK Sell 444,836 309,788 EUR 5/03/22 — (12,728)
Chilean Peso ...... GSCO Buy 260,850,000 319,299 5/03/22 10,694 —
Euro ............. HSBK Sell 299,472 444,836 CAD 5/03/22 24,152 —
Chilean Peso ...... GSCO Buy 439,732,455 554,392 5/11/22 1,091 —
Australian Dollar .... MSCO Buy 155,000 116,447 5/17/22 — (379)
Australian Dollar .... MSCO Sell 155,000 110,578 5/17/22 — (5,489)
Euro ............. DBAB Sell 735,401 7,405,998 SEK 5/18/22 — (26,621)
Euro ............. HSBK Buy 180,000 203,868 5/18/22 — (4,412)
Euro ............. HSBK Sell 760,000 866,651 5/18/22 24,505 —
Canadian Dollar .... GSCO Sell 1,100,600 765,948 EUR 5/24/22 — (31,275)
Euro ............. GSCO Sell 763,431 1,100,600 CAD 5/24/22 34,065 —
Japanese Yen ...... CITI Buy 520,000,000 4,574,646 5/24/22 — (297,989)
Japanese Yen ...... CITI Sell 520,000,000 4,530,412 5/24/22 253,755 —
Australian Dollar .... CITI Sell 6,754,000 5,048,874 6/07/22 11,625 (22,584)
Japanese Yen ...... CITI Buy 569,985,000 5,048,685 6/07/22 — (358,801)
Japanese Yen ...... CITI Sell 569,985,000 5,000,088 6/07/22 310,204 —
Chinese Yuan ...... BOFA Buy 3,535,710 555,912 6/09/22 — (1,766)
Euro ............. DBAB Sell 1,070,751 10,826,900 SEK 6/15/22 — (34,631)
Euro ............. DBAB Sell 265,293 2,701,400 NOK 6/16/22 12,394 —
Euro ............. DBAB Sell 1,532,338 15,689,000 NOK 6/20/22 80,991 —
Euro ............. CITI Sell 1,377,485 14,183,000 NOK 6/21/22 81,759 —
Singapore Dollar .... CITI Buy 3,100,000 2,282,433 6/22/22 4,850 —
Chinese Yuan ...... CITI Buy 1,423,140 220,820 7/12/22 1,903 —
Chinese Yuan ...... HSBK Buy 20,781,470 3,232,608 7/18/22 18,993 —
Euro ............. DBAB Sell 1,457,625 14,653,500 SEK 7/19/22 — (57,298)
Japanese Yen ...... CITI Buy 545,052,000 4,814,671 7/20/22 — (321,487)
Japanese Yen ...... CITI Sell 545,052,000 4,691,809 7/20/22 198,625 —
Euro ............. CITI Sell 3,275,000 3,835,811 7/26/22 193,944 —
Canadian Dollar .... BOFA Sell 1,640,000 1,137,958 EUR 8/02/22 — (45,457)
Canadian Dollar .... HSBK Sell 1,871,500 1,298,656 EUR 8/02/22 — (51,800)

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 35 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. BOFA Sell 3,417,075 4,951,000 CAD 8/02/22 $ 157,598 $ —
Euro ............. HSBK Sell 1,293,620 1,871,500 CAD 8/02/22 57,403 —
Euro ............. HSBK Sell 307,834 444,832 CAD 8/03/22 13,226 —
Chilean Peso ...... GSCO Buy 459,371,617 547,327 8/08/22 23,443 —
Chinese Yuan ...... JPHQ Buy 14,438,800 2,258,116 8/22/22 — (1,857)
Euro ............. DBAB Sell 713,145 7,052,500 NOK 9/15/22 5,855 —
Euro ............. JPHQ Sell 1,270,965 12,640,000 NOK 9/19/22 18,213 —
New Zealand Dollar . CITI Buy 1,670,000 1,136,422 9/21/22 16,915 —
Chilean Peso ...... JPHQ Buy 182,999,365 220,800 10/26/22 3,414 —
Total Forward Exchange Contracts ................................................... $3,115,737 $(2,368,914)
Net unrealized appreciation (depreciation) ............................................ $746,823
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments (unaudited), March 31, 2022
Templeton Sustainable Emerging Markets Bond Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Multiline Retail 2,171,539 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Multiline Retail 619,903 —
—
Total Common Stocks (Cost $14,998) ..........................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 2.9%
Costa Rica 2.9%
a,c
Reventazon Finance Trust, Senior
Secured Bond, 144A, 8%, 11/15/33 . Diversified Financial Services 502,920 547,615
South Africa 0.0%
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 185,408 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 53,284 EUR —
a,d,e
K2016470260 South Africa Ltd., Senior
Secured Note, 144A, PIK, 25%,
12/31/22 ..................... Multiline Retail 211,381 —
—
Total Corporate Bonds (Cost $803,955) ........................................
547,615
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 81.3%
Brazil 1.7%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 590,000 BRL 120,036
10%, 1/01/27 .................. 270,000 BRL 53,971
10%, 1/01/29 .................. 280,000 BRL 54,894
10%, 1/01/31 .................. 430,000 BRL 82,531
311,432
Chile 9.2%
Chile Bonos Tesoreria Pesos ,
2.5%, 3/01/25 ................. 335,000,000 CLP 376,595
e
144A, Reg S, 4%, 3/01/23 ........ 1,090,000,000 CLP 1,349,509
1,726,104
China 4.8%
China Government Bond, 2.64%,
8/13/22 ...................... 5,670,000 CNY 896,084
Colombia 9.2%
Colombia Government Bond, Senior
Bond, 9.85%, 6/28/27 ............ 13,000,000 COP 3,606
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 178,900,000 COP 47,503
B, 10%, 7/24/24 ................ 3,202,000,000 COP 871,856
B, 7.5%, 8/26/26 ............... 1,563,300,000 COP 388,216
B, 6%, 4/28/28 ................. 428,400,000 COP 95,998
B, 7.75%, 9/18/30 .............. 1,267,800,000 COP 300,464

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Colombia (continued)
Colombia Titulos de Tesoreria,
(continued)
B, 7%, 6/30/32 ................. 107,000,000 COP $ 23,455
1,731,098
Czech Republic 2.6%
e
Czech Republic Government Bond, Reg
S, 1%, 6/26/26 ................. 12,000,000 CZK 477,269
Ecuador 6.4%
e
Ecuador Government Bond ,
Senior Bond, 144A, 0.5%, 7/31/35 .. 1,199,500 785,685
Senior Bond, 144A, 0.5%, 7/31/40 .. 534,000 303,584
Senior Note , 144A, 0.5%, 7/31/30 .. 146,000 121,400
1,210,669
Ghana 4.0%
Ghana Government Bond ,
18.25%, 7/25/22 ................ 297,000 GHS 39,908
17.6%, 11/28/22 ................ 150,000 GHS 20,151
20.75%, 1/16/23 ................ 50,000 GHS 6,861
16.5%, 2/06/23 ................ 1,060,000 GHS 141,104
18.85%, 9/28/23 ................ 1,363,000 GHS 182,490
19.25%, 11/27/23 ............... 260,000 GHS 34,739
19.25%, 12/18/23 ............... 243,000 GHS 32,383
19.75%, 3/25/24 ................ 270,000 GHS 35,824
Senior Note, 17.6%, 2/20/23 ...... 1,560,000 GHS 209,343
Senior Note, 17.7%, 3/18/24 ...... 170,000 GHS 21,853
Senior Note, 18.3%, 3/02/26 ...... 100,000 GHS 12,460
Senior Note , 18.5%, 1/02/23 ...... 50,000 GHS 6,754
Senior Note , 17.25%, 7/31/23 ...... 70,000 GHS 9,247
753,117
Indonesia 16.4%
Indonesia Government Bond ,
FR61, 7%, 5/15/22 .............. 16,436,000,000 IDR 1,149,799
FR63, 5.625%, 5/15/23 .......... 308,000,000 IDR 21,917
FR70, 8.375%, 3/15/24 .......... 174,000,000 IDR 13,020
FR81, 6.5%, 6/15/25 ............ 13,129,000,000 IDR 952,773
FR86, 5.5%, 4/15/26 ............ 13,560,000,000 IDR 947,313
3,084,822
Peru 3.0%
Peru Bonos de la Tesoreria , 5.2%,
9/12/23 ...................... 2,050,000 PEN 564,512
Singapore 4.0%
Singapore Government Bond, 3%,
9/01/24 ...................... 1,000,000 SGD 755,746
South Korea 4.4%
Korea Monetary Stabilization Bond,
Senior Note , 0.905%, 4/02/23 ...... 560,000,000 KRW 457,030
Korea Treasury Bond ,
0.875%, 12/10/23 ............... 370,000,000 KRW 297,537

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
South Korea (continued)
Korea Treasury Bond, (continued)
1.875%, 6/10/26 ................ 96,500,000 KRW $ 76,387
830,954
Supranational 6.6%
f
European Bank for Reconstruction &
Development, Senior Note, 4.95%,
1/22/26 ...................... 63,000,000 INR 769,770
f
International Bank for Reconstruction
& Development, Senior Note, 3.05%,
3/16/24 ...................... 3,000,000 CNY 474,133
1,243,903
Thailand 4.3%
Thailand Government Bond, 2%,
12/17/22 ..................... 1,080,000 THB 32,798
Thailand Treasury Bond ,
0.56%, 11/23/22 ................ 1,560,000 THB 46,883
0.92%, 3/23/23 ................ 60,000 THB 1,808
0.51%, 5/24/23 ................ 100,000 THB 3,000
Senior Note , 0.66%, 11/22/23 ...... 24,380,000 THB 730,913
815,402
Uruguay 3.0%
Uruguay Government Bond, Senior
Bond, 8.25%, 5/21/31 ............ 24,200,000 UYU 566,842
Uzbekistan 1.7%
e
Uzbekistan Government Bo nd, Senior
Note , 144A, 14%, 7/19/24 ........ 4,100,000,000 UZS 315,813
Total Foreign Government and Agency Securities (Cost $16,214,770) ..............
15,283,767
Shares
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 12,498 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $17,033,723) ................................
15,831,382
Short Term Investments 13.9%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 4.3%
Brazil 4.2%
g
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 150,000 BRL 25,793
7/01/24 ...................... 3,690,000 BRL 604,635
1/01/25 ...................... 960,000 BRL 149,377
779,805

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Thailand 0.1%
g
Thailand Treasury Bills ,
8/04/22 ...................... 250,000 THB $ 7,502
9/01/22 ...................... 250,000 THB 7,499
12/08/22 ..................... 250,000 THB 7,489
22,490
Total Foreign Government and Agency Securities (Cost $768,649) ................
802,295
Industry Shares
Money Market Funds 9.6%
United States 9.6%
h,i
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 1,804,511 1,804,511
Total Money Market Funds (Cost $1,804,511) ...................................
1,804,511
a a a a a
Total Short Term Investments (Cost $2,573,160 ) .................................
2,606,806
a a a
Total Investments (Cost $19,606,883) 98.1% ....................................
$18,438,188
Other Assets, less Liabilities 1.9% .............................................
369,047
Net Assets 100.0% ...........................................................
$18,807,235
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
b
Non-income producing.
c
See Note 6 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the aggregate value of these securities was $3,900,875, representing 20.7% of net assets.
f
A supranational organization is an entity formed by two or more central governments through international treaties.
g
The security was issued on a discount basis with no stated coupon rate.
h
See Note 7 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2022, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Russian Ruble ..... JPHQ Buy 4,766,680 42,548 4/01/22 $ 16,119 $ —
Russian Ruble ..... JPHQ Sell 4,766,680 42,943 4/01/22 — (15,724)
Indian Rupee ...... JPHQ Buy 10,942,000 144,125 4/07/22 — (84)
Indian Rupee ...... JPHQ Sell 10,942,000 143,921 4/07/22 — (120)
Indian Rupee ...... CITI Buy 10,631,000 140,343 4/08/22 — (419)
Indian Rupee ...... CITI Sell 10,631,000 139,734 4/08/22 — (190)
Indian Rupee ...... JPHQ Buy 14,153,500 186,549 4/08/22 — (262)
Indian Rupee ...... JPHQ Sell 1,700,000 22,357 4/08/22 — (19)
Chilean Peso ...... GSCO Buy 34,022,651 42,159 4/11/22 1,034 —
Euro ............. JPHQ Sell 435,000 477,258 4/12/22 — (4,139)
Indian Rupee ...... CITI Buy 12,814,700 168,084 4/12/22 474 —
Indian Rupee ...... HSBK Buy 12,826,900 167,957 4/12/22 760 —
Indian Rupee ...... HSBK Buy 19,972,665 259,227 4/18/22 3,227 —
Brazilian Real ...... MSCO Buy 3,700,000 725,035 5/03/22 45,717 —
Chilean Peso ...... GSCO Buy 207,746,840 254,831 5/03/22 7,983 —
Columbian Peso .... MSCO Buy 4,126,000,000 1,041,617 5/04/22 47,395 —
Indian Rupee ...... CITI Buy 7,952,700 105,167 5/10/22 — (1,009)
Chilean Peso ...... GSCO Buy 131,212,121 165,425 5/11/22 326 —
Chinese Yuan ...... JPHQ Buy 2,430,050 379,654 5/11/22 1,814 —
Chinese Yuan ...... JPHQ Sell 2,430,050 380,814 5/11/22 — (654)
Chilean Peso ...... GSCO Buy 6,420,000 7,957 5/16/22 146 —
Australian Dollar .... MSCO Sell 322,000 229,717 5/17/22 — (11,404)
Russian Ruble ..... MSCO Buy 41,698,100 534,078 5/23/22 — (56,409)
Russian Ruble ..... MSCO Sell 41,698,100 304,173 5/23/22 — (173,496)
Russian Ruble ..... JPHQ Buy 4,826,123 53,378 5/25/22 1,797 —
Russian Ruble ..... JPHQ Sell 4,826,123 38,609 5/25/22 — (16,566)
Chinese Yuan ...... BOFA Buy 1,963,760 304,010 6/08/22 3,781 —
Chinese Yuan ...... BOFA Sell 1,963,760 307,005 6/08/22 — (786)
Chinese Yuan ...... BOFA Buy 1,637,910 257,525 6/09/22 — (818)
Chinese Yuan ...... BOFA Sell 1,637,910 256,055 6/09/22 — (651)
Chinese Yuan ...... CITI Buy 2,531,870 391,973 6/09/22 4,843 —
Chinese Yuan ...... CITI Sell 2,531,870 395,945 6/09/22 — (871)
Chinese Yuan ...... JPHQ Buy 971,650 150,491 6/10/22 1,787 —
Chinese Yuan ...... JPHQ Sell 971,650 152,020 6/10/22 — (258)
Russian Ruble ..... DBAB Buy 20,680,800 263,477 6/10/22 — (22,469)
Russian Ruble ..... DBAB Sell 20,680,800 151,257 6/10/22 — (89,751)
Columbian Peso .... GSCO Buy 370,000,000 100,489 6/13/22 — (3,281)
Chilean Peso ...... GSCO Buy 474,152,849 577,412 6/15/22 17,634 —
Indian Rupee ...... CITI Buy 13,448,283 174,178 6/15/22 1,243 —
Chilean Peso ...... JPHQ Buy 19,130,000 23,171 6/17/22 827 —
Egyptian Pound .... HSBK Buy 1,450,000 87,826 6/21/22 — (9,278)
Egyptian Pound .... HSBK Sell 1,450,000 86,567 6/21/22 8,020 —
Indian Rupee ...... JPHQ Buy 56,300,000 724,158 6/21/22 9,815 —
Australian Dollar .... CITI Sell 741,205 553,806 6/27/22 — (1,721)
Chinese Yuan ...... CITI Buy 1,612,760 250,242 7/12/22 2,157 —
Chinese Yuan ...... CITI Sell 1,612,760 251,789 7/12/22 — (610)
Chinese Yuan ...... HSBK Buy 4,746,240 738,289 7/18/22 4,338 —
Chinese Yuan ...... HSBK Sell 4,746,240 744,771 7/18/22 2,144 —
Indian Rupee ...... JPHQ Buy 10,911,100 143,284 7/27/22 — (1,577)
Chilean Peso ...... GSCO Buy 137,072,267 163,317 8/08/22 6,995 —
Chinese Yuan ...... JPHQ Buy 1,213,270 189,746 8/22/22 — (156)
Chinese Yuan ...... JPHQ Sell 1,213,270 189,232 8/22/22 — (358)
Russian Ruble ..... JPHQ Buy 8,629,300 108,008 8/24/22 — (4,033)

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 35 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Russian Ruble ..... JPHQ Sell 8,629,300 68,111 8/24/22 $ — $ (35,865)
Russian Ruble ..... MSCO Buy 25,819,800 298,668 8/24/22 12,437 —
Russian Ruble ..... MSCO Sell 25,819,800 171,162 8/24/22 — (139,943)
Russian Ruble ..... DBAB Buy 12,061,300 150,184 9/15/22 — (8,277)
Russian Ruble ..... DBAB Sell 12,061,300 93,876 9/15/22 — (48,031)
Chilean Peso ...... GSCO Buy 6,900,000 8,170 3/07/23 106 —
Total Forward Exchange Contracts ................................................... $202,919 $(649,229)
Net unrealized appreciation (depreciation) ............................................ $(446,310)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust

Quarterly Schedule of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds' investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
2. Financial Instrument Valuation
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
At March 31, 2022, the Funds received United Kingdom Inflation-Linked Gilt and U.S. Treasury Bills, Bonds, Notes and
Inflation Indexed Bonds as collateral for derivatives, as follows:
Templeton Global Bond Fund - $10,589,309
Templeton Global Total Return Fund - $5,204,862
Templeton International Bond Fund - $526,517
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.
Certain or all Funds purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
The following Funds have invested in derivatives during the period.
Templeton Global Bond Fund – Forwards and options
Templeton Global Total Return Fund – Forwards, swaps and options
Templeton International Bond Fund – Forwards
Templeton Sustainable Emerging Markets Bond Fund – Forwards
4. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
3. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
At March 31, 2022, certain or all Funds had a portion of their net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Funds’ holdings. At March 31, 2022, the percentage of net assets denominated in Argentine Pesos were as follows:
Templeton Global Bond Fund – 4.2%
Templeton Global Total Return Fund – 4.9%
Templeton International Bond Fund – 3.3%
Templeton Sustainable Emerging Markets Bond Fund – 0.0%
†
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
6. Restricted Securities
At March 31, 2022, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
†
Rounds to less than 0.1% of net assets.
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Total Return Fund
434,200,485
a
K2016470219 South Africa Ltd., A ............... 2/22/11 - 2/01/17 $ 1,608,225 $ —
50,014,925
a
K2016470219 South Africa Ltd., B ............... 2/01/17 37,134 —
Total Restricted Securities (Value is —% of Net Assets) .............. $1,645,359 $—
Principal
Amount /
Shares Issuer
Acquisition
Date Cost Value
Templeton Sustainable Emerging Markets Bond Fund
2,171,539
a
K2016470219 South Africa Ltd., A ............... 5/16/13 - 2/01/17 $ 14,538 $ —
619,903
a
K2016470219 South Africa Ltd., B ............... 2/01/17 460 —
502,920
Reventazon Finance Trust, Senior Secured Bond, 144A,
8%, 11/15/33 .............................. 12/18/13 502,920 547,615
Total Restricted Securities (Value is 2.9% of Net Assets) .............. $517,918 $547,615
a
The Fund also invests in unrestricted securities of the issuer, valued at $0 as of March 31, 2022.
4. Concentration of Risk
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
7. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
March 31, 2022, investments in affiliated management investment companies were as follows:
8. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 509,242,008 $ 814,557,294 $ (630,872,346) $ — $ — $ 692,926,956 692,926,956 $ 12,553
Total Affiliated Securities ... $509,242,008 $814,557,294 $(630,872,346) $— $— $692,926,956 $12,553
Templeton Global Total Return Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 21,628,901 $ 216,442,335 $ (112,198,651) $ — $ — $125,872,585 125,872,585 $1,224
Total Affiliated Securities ... $21,628,901 $216,442,335 $(112,198,651) $— $— $125,872,585 $1,224
Templeton International Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $14,191,046 $4,959,882 $(3,359,401) $— $— $ 15,791,527 15,791,527 $349
Total Affiliated Securities ... $14,191,046 $4,959,882 $(3,359,401) $— $— $15,791,527 $349
Templeton Sustainable Emerging Markets Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $1,351,150 $3,954,820 $(3,501,459) $— $— $1,804,511 1,804,511 $42
Total Affiliated Securities ... $1,351,150 $3,954,820 $(3,501,459) $— $— $1,804,511 $42

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2022, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities .... $ — $ 4,749,223,673 $ — $ 4,749,223,673
U.S. Government and Agency Securities ....... — 997,564,833 — 997,564,833
Options purchased ....................... — 7,351,610 — 7,351,610
Short Term Investments ................... 692,926,956 1,126,139,537 — 1,819,066,493
Total Investments in Securities ........... $692,926,956 $6,880,279,653 $— $7,573,206,609
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 114,512,169 $ — $ 114,512,169
Restricted Currency (ARS) ................. — 2,585,539 — 2,585,539
Total Other Financial Instruments ......... $— $117,097,708 $— $117,097,708
Receivables:
Interest (ARS) ........................... $— $9,335,008 $— $9,335,008
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 2,386,888 $ — $ 2,386,888
Forward exchange contracts ................ — 69,036,885 — 69,036,885
Total Other Financial Instruments ......... $— $71,423,773 $— $71,423,773
Payables:
Deferred Tax (ARS) ....................... $— $22,757 $— $22,757
Templeton Global Total Return Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Corporate Bonds ........................ — — —
a
—
Foreign Government and Agency Securities .... — 541,434,106 — 541,434,106
U.S. Government and Agency Securities ....... — 38,615,014 — 38,615,014
Escrows and Litigation Trusts ............... — — —
a
—
Options purchased ....................... — 1,063,020 — 1,063,020
Short Term Investments ................... 125,872,585 126,204,639 — 252,077,224
Total Investments in Securities ........... $125,872,585 $707,316,779 $— $833,189,364
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 21,374,950 $ — $ 21,374,950
Restricted Currency (ARS) ................. — 254,962 — 254,962
Swap contracts ......................... — 460,972 — 460,972
Total Other Financial Instruments ......... $— $22,090,884 $— $22,090,884
Receivables:
Interest (ARS) ........................... $— $1,136,444 $— $1,136,444
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 457,655 $ — $ 457,655
8. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 Level 2 Level 3 Total
Templeton Global Total Return Fund (continued)
Liabilities:
Forward exchange contracts ................ $ — $ 34,029,098 $ — $ 34,029,098
Swap contracts .......................... — 85,119 — 85,119
Total Other Financial Instruments ......... $— $34,571,872 $— $34,571,872
Payables:
Deferred Tax (ARS) ....................... $— $3,161 $— $3,161
Templeton International Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities .... $ — $ 32,471,712 $ — $ 32,471,712
Short Term Investments ................... 15,791,527 213,181 — 16,004,708
Total Investments in Securities ........... $15,791,527 $32,684,893 $— $48,476,420
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 3,115,737 $ — $ 3,115,737
Restricted Currency (ARS) ................. — 12,549 — 12,549
Total Other Financial Instruments ......... $— $3,128,286 $— $3,128,286
Receivables:
Interest (ARS) ........................... $— $813 $— $813
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 2,368,914 $ — $ 2,368,914
..............................................................
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Corporate Bonds ........................ — — 547,615
a
547,615
Foreign Government and Agency Securities .... — 15,283,767 — 15,283,767
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 1,804,511 802,295 — 2,606,806
Total Investments in Securities ........... $1,804,511 $16,086,062 $547,615 $18,438,188
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 202,919 $ — $ 202,919
Restricted Currency (ARS) ................. — 705 — 705
Total Other Financial Instruments ......... $— $203,624 $— $203,624
Receivables:
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 649,229 $ — $ 649,229
..............................................................
a
Includes securities determined to have no value at March 31, 2022.
8. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At March 31, 2022, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2022, are as follows:
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa .. $ —
a
$ — $ — $ — $ — $ — $ — $ — $ —
a
$ —
Corporate Bonds :
Costa Rica ... 539,971 — — — — — — 7,644 547,615 7,644
South Africa .. —
a
— — — — — — — —
a
—
Escrows and
Litigation Trusts .. —
a
— — — — — — — —
a
—
Short Term
Investments .... — — — — — — — — — —
Total Investments in
Securities ......... $539,971 $— $— $— $— $— $— $7,644 $547,615 $7,644
a
Includes securities determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount/
Range (Weight
Average)
Impact to
Fair Value
if Input
Increases
a
Templeton Sustainable Emerging Markets
Bond Fund
Assets:
Investments in Securities:
Corporate Bonds:
Costa Rica
.....................
$547,615 Discounted cash flow Discount rate
(
b
)
6.3% Decrease
c
All Other
.......................
—
d
Total
..........................
$547,615
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.
c
Represents a significant impact to fair value and net assets.
d
Includes securities determined to have no value at March 31, 2022.
8. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
9. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Schedules of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SCNY
Standard Chartered Bank
Selected Portfolio
CER
Reference Stabilization Coefficient
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
Currency
ARS
Argentine Peso
BRL
Brazilian Real
CAD
Canadian Dollar
CLP
Chilean Peso
CNY
Chinese Yuan
COP
Colombian Peso
CZK
Czech Koruna
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
PEN
Peruvian Nuevo Sol
SEK
Swedish Krona
SGD
Singapore Dollar
THB
Thai Baht
USD
United States Dollar
UYU
Uruguayan Peso
UZS
Uzbekistani Som
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.